Significant accounting policies	9 Months Ended
Sep. 30, 2024
Material accounting policies
Significant accounting policies
3.	Significant accounting policies:
These condensed interim consolidated financial statements have been prepared using the material accounting policies consistent with those applied in the Company’s December 31, 2023 audited consolidated financial statements, except as described below relating to the application of ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”).

(a)	Revenue recognition:
Other revenue is recognized at a point in time upon the performance of services under contracts with customers and represents the consideration to which the Company expects to be entitled. Other revenue includes revenue from research agreements.
Research agreements consist of arrangements with other companies to perform studies and investigational tasks on the delivery and scalability of various treatment modalities. Revenue related to research agreements is recognized based on the completion of pre-set
milestones, outlined in the contract.